Related party transactions - Schedule of Amount Due From Related Party (Details) - Related Party ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Related party transactions
Amounts due from related parties	¥ 255
Guangzhou Tianlang Network Technology Co Ltd
Related party transactions
Amounts due from related parties	¥ 255